Investment Objectives and Goals - Direxion S&P 500 Plus ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Direxion S&P 500 Plus ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Direxion S&P 500 Plus ETF (the “Fund”) seeks investment results, before fees and expenses, that track the S&P 500 Equity Futures Plus Trend Index (the “Index”).The Commodity Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.